Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 08, 2012	Nov. 13, 2008	Jun. 30, 2013	Jun. 30, 2012	Dec. 08, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment					717,747
Additional allotment	2,265,000	1,446,291
Fair value of common share outstanding			$ 7,615,000	$ 7,487,000
Recognized stock based compensation expense			3,326,000	3,619,000
Class B Series Three Common Shares | Liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			7,000,000	6,100,000
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			4,600,000	2,800,000
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			121,396	80,543
Payments for shares put back to the company			800,000	500,000
Recognized stock based compensation expense			3,300,000	3,600,000
Equity Incentive Plan | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			72,075	96,719
Payments for shares put back to the company			800,000	1,000,000
Equity Incentive Plan | Class B Series Two Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			$ 600,000	$ 1,400,000